John Hancock Variable Insurance Trust
Supplement dated June 30, 2021 to the current

Prospectus, as may be supplemented (the “Prospectus”)

Active Bond Trust (the “fund”)

Effective as of June 30, 2021, Pranay Sonalkar is added as a portfolio manager of the fund. Peter M. Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, and Pranay Sonalkar are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following replaces in its entirety the portfolio manager information in the summary section of the prospectus for this fund under the heading “Portfolio management” effective June 30, 2021:

Peter M. Farley, CFA Managing Director and Senior Portfolio Manager Managed fund since 2005	Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2006
Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2005	David A. Bees, CFA Managing Director and Portfolio Manager Managed fund since 2020
Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” is amended to include Pranay Sonalkar as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Pranay Sonalkar. Managing Director, Associate Portfolio Manager; joined Manulife IM (US) in 2014.

Select Bond Trust (the “fund”)

Effective as of June 30, 2021, Pranay Sonalkar is added as a portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Pranay Sonalkar are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following replaces in its entirety the portfolio manager information in the summary section of the prospectus for this fund under the heading “Portfolio management” effective June 30, 2021:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009
Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021
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The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading Manulife IM (US) is amended to include Pranay Sonalkar as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Pranay Sonalkar. Managing Director, Associate Portfolio Manager; joined Manulife IM (US) in 2014.

Ultra Short Term Bond Trust (the “fund”)

Effective as of June 30, 2021, Pranay Sonalkar is added as a portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Pranay Sonalkar are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following replaces in its entirety the portfolio manager information in the summary section of the prospectus for this fund under the heading “Portfolio management” effective June 30, 2021:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010	Howard C. Greene. CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010
Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading Manulife IM (US) is amended to include Pranay Sonalkar as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of portfolio managers below the table:

Pranay Sonalkar. Managing Director, Associate Portfolio Manager; joined Manulife IM (US) in 2014.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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John Hancock Variable Insurance Trust
Supplement dated June 30, 2021 to the current

Statement of Additional Information, as may be supplemented (the “SAI”)

Active Bond Trust
Select Bond Trust

Ultra Short Term Bond Trust (the “funds”)

The disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to Manulife Investment Management (US) LLC (“Manulife IM (US)”) as the subadvisor of the funds, as it specifically relates to the funds’ portfolio managers, is amended as follows to add the portfolio manager information for Pranay Sonalkar, effective as of June 30, 2021:

MANULIFE INVESTMENT MANAGEMENT (US) LLC
(“MANULIFE IM (US)”)

Active Bond Trust
Select Bond Trust

Ultra Short Term Bond Trust

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Effective as of June 30, 2021, Pranay Sonalkar is added as a portfolio manager of the funds. Peter M. Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, and Pranay Sonalkar are jointly and primarily responsible for the day-to-day management of Active Bond Trust’s portfolio. In addition, Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Pranay Sonalkar are jointly and primarily responsible for the day-to-day management of Select Bond Trust’s and Ultra Short Term Bond Trust’s portfolios.

The following table reflects information regarding other accounts for which the portfolio manager to the funds has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies and series thereof; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the portfolio manager’s investment in the funds and similarly managed accounts.

The following table reflects information as of May 31, 2021.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Pranay Sonalkar	0	$0	0	$0	0	$0

There are no accounts that pay fees based on investment performance.

Ownership of fund shares. Mr. Sonalkar did not beneficially own any shares of the funds or beneficially own shares of similarly managed accounts as of May 31, 2021.

You should read this Supplement in conjunction with the SAI and retain it for future reference.